Significant Accounting Policies and Estimates	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Significant Accounting Policies and Estimates
2. Significant Accounting Policies and Estimates

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Article 8 of Regulation S-X. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States of America for complete consolidated financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Operating results for the three-month period ended December 31, 2020 are not necessarily indicative of the results that may be expected for the year ending September 30, 2021. The unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2020 as filed on December 29, 2020.

Liquidity

The primary sources of liquidity for the Company are revenues earned and collected from its clients for the placement of contractors and permanent employment candidates and borrowings available under the Senior Credit Agreement. Uses of liquidity include primarily the costs and expenses necessary to fund operations, including payment of compensation to the Company’s contract and permanent employees, payment of operating costs and expenses, payment of taxes, payment of interest and principal under its debt agreements, and capital expenditures.

The Company experienced net losses for the first three months of its current fiscal year, and for its most recent fiscal years ended September 30, 2020 and 2019, which also negatively impacted the Company’s ability to generate liquidity. During much of this period, the Company significantly restructured its operations, made significant cost reductions, including closing and consolidating unprofitable locations and eliminating underperforming personnel, implemented strategic management changes, and intensified focus on stabilizing the business and restoring profitable growth.

In approximately mid-March 2020, the Company began to experience the severe negative effects of the economic disruptions resulting from the Coronavirus Pandemic (“COVID-19”). These have included abrupt reductions in demand for the Company’s primary sources of revenue, its temporary and direct hire placements, lost productivity due to business closings both by clients and at the Company’s own operating locations, and the significant disruptive impacts to many other aspects of normal operations. These effects continue to be felt, with the most severe impacts being felt in the commercial (light industrial) segment and the finance, accounting and office clerical (“FAO”) end markets within the professional segment.

On June 30, 2020, the Company completed a financial restructuring and eliminated approximately $19,685 of its subordinated indebtedness and approximately $27,695 of its convertible preferred stock as required pursuant to the terms of Seventh Amendment, dated as of April 28, 2020, to the Revolving Credit, Term Loan and Security Agreement, dated as of March 31, 2017. The Company entered into a Repurchase Agreement for Preferred Stock and Subordinated Notes (the “Repurchase Agreement”), dated as of June 30, 2020 with Ronald R. Smith (“Mr. Smith”), Thrivent Financial for Lutherans (“Thrivent”), Madison Capital Funding LLC (“Madison”), Maurice R. Harrison IV (“Mr. Harrison”), Peter Langlois (“Mr. Langlois”), Vincent Lombardo (“Mr. Lombardo”) and Shane Parr (Mr. Parr, and collectively with Mr. Smith, Thrivent, Madison, Mr. Harrison, Mr. Langlois, and Mr. Lombardo), the “SNI Group Members” pursuant to which the SNI Group Members agreed to allow the Company to repurchase and settle all of the 9.5% Convertible Subordinated Notes (the “9.5% Notes”), Series B Convertible Preferred Stock, no par value (“Series B Preferred Stock”), 8% Convertible Subordinated Notes (“8% Notes”) and Series C 8% Cumulative Convertible Preferred Stock, no par value (“Series C Preferred Stock”) held by each of them as set forth below. All of the outstanding 9.5% Notes and all of the outstanding Series B Preferred Stock were held by SNI Group Members.

As of December 31, 2020, the Company had cash of approximately $14,119, which was an increase of approximately $45 from approximately $14,074 at September 30, 2020. Working capital at December 31, 2020 was approximately $11,485, as compared to working capital of approximately $13,351 for September 30, 2020.

Management believes that the Company can generate adequate liquidity to meet its obligations for the foreseeable future and for at least the next twelve months assuming the negative economic effects of COVID-19 do not worsen, and that economic recovery occurs.

Paycheck Protection Program Loan

Between April 29 and May 7, 2020, the Company and eight of its operating subsidiaries obtained loans in the aggregate amount of $19,927 from BBVA USA (“BBVA”), as lender, pursuant to the Payroll Protection Plan (the “PPP Loan”), which was established under the Coronavirus Aid, Relief, and Economic Security Act (“the CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). These funds were the only source of financing available to our companies and businesses and have been and continue to be critical to our ability to maintain operations, including the employment of our temporary and full-time employees, in order to provide our services and meet our foreseeable liquidity requirements in the midst of this continuing worldwide Coronavirus Pandemic. The Company accounted for the PPP Loans as a debt (See Note 8) in accordance with Accounting Standards Codification (“ASC”) Topic 470 Debt. Accordingly, the PPP Loans are recognized as current and noncurrent debt in the Company’s accompanying unaudited condensed consolidated financial statements.

The Company and its operating subsidiaries intend to apply for forgiveness of their respective outstanding PPP Loans as their lender, BBVA USA, provides access through its electronic portal allowing the Company to submit its applications and related documentation. Management believes that the Company qualifies and is eligible for forgiveness of its loans based on existing available guidance; however, some relatively complex questions and matters of interpretation remain to be determined or decided upon by the SBA or possibly other governmental or legislative actions that cannot be fully predicted or even fully anticipated at this stage. Therefore, there can be no assurance that the Company or its operating subsidiaries will ultimately achieve forgiveness in whole or in part of its outstanding PPP Loans. Accordingly, the Company and its operating subsidiaries continue to account for their PPP Loans as outstanding debt in the accompanying condensed consolidated financial statements.

The Company, under the Coronavirus Aid, Relief, and Economic Security (CARES) Act, also was eligible to defer paying $3,770 of applicable payroll taxes as of December 31, 2020, which is included in long and short-term liabilities in the accompanying unaudited condensed consolidated financial statements. The deferred deposits of the employer’s share of Social Security tax must be paid to be considered timely (and avoid a failure to deposit penalty) by December 31, 2021, fifty (50) percent of the eligible deferred amount, and the remaining amount by December 31, 2022.

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts and transactions of the Company and its wholly-owned subsidiaries. All significant inter-company accounts and transactions are eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Article 8 of Regulation S-X requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Revenues from contracts with customers are generated from direct hire placement services, temporary professional services staffing, and temporary light industrial staffing. Revenues are recognized when promised services are performed for customers, and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Our revenues are recorded net of variable consideration such as sales adjustments or allowances.

Direct hire placement service revenues from contracts with customers are recognized when employment candidates accept offers of employment, less a provision for estimated credits or refunds to customers as the result of applicants not remaining employed for the entirety of the Company’s guarantee period (referred to as “falloffs”). The Company’s guarantee periods for permanently placed employees generally range from 60 to 90 days from the date of hire. Fees associated with candidate placement are generally calculated as a percentage of the new employee’s annual compensation. No fees for permanent placement services are charged to employment candidates.

Temporary staffing service revenues from contracts with customers are recognized in amounts the Company has a right to invoice as the services are rendered by the Company’s temporary employees. The Company records temporary staffing revenue on a gross basis as a principal versus on a net basis as an agent in the presentation of revenues and expenses. The Company has concluded that gross reporting is appropriate because the Company controls the specified service before that service is performed for a customer. The Company has the risk of identifying and hiring qualified employees (as opposed to client employees), has the discretion to select the employees and establish their price, and bears the risk for services that are not fully paid for by customers.

Falloffs and refunds during the period are reflected in the unaudited condensed consolidated statements of operations as a reduction of placement service revenues and were approximately $303 and $266 for the three-month periods ended December 31, 2020 and 2019, respectively. Expected future falloffs and refunds are reflected in the unaudited condensed consolidated balance sheet as a reduction of accounts receivable as described under Accounts Receivable, below.

See Note 15 for disaggregated revenues by segment.

Payment terms in our contracts vary by the type and location of our customer and the services offered. The terms between invoicing and when payments are due are not significant.

Cost of Contract Staffing Services

The cost of contract services includes the wages and the related payroll taxes, employee benefits and certain other employee-related costs of the Company’s contract service employees, while they work on contract assignments.

Cash and Cash Equivalents

Highly liquid investments with a maturity of three months or less when purchased are considered to be cash equivalents. As of December 31, 2020 and September 30, 2020, there were no cash equivalents. The Company maintains deposits in financial institutions and, at times, balances may exceed federally insured limits. We have never experienced any losses related to these balances.

Accounts Receivable

The Company extends credit to its various customers based on evaluation of the customer’s financial condition and ability to pay the Company in accordance with the payment terms. An allowance for placement falloffs is recorded as a reduction of revenues for estimated losses due to applicants not remaining employed for the Company’s guarantee period. An allowance for doubtful accounts is recorded as a charge to bad debt expense where collection is considered to be doubtful due to credit issues. These allowances taken together reflect management’s estimate of the potential losses inherent in the accounts receivable balances based on historical loss statistics and known factors impacting our clients. Management believes that the nature of the contract services business, wherein client companies are generally dependent on our contract employees in the same manner as permanent employees for their production cycles and the conduct of their respective businesses contributes to a relatively small accounts receivable allowance.

As of December 31, 2020, and September 30, 2020, the allowance for doubtful accounts was $435 and $2,072, respectively. The Company charges off uncollectible accounts once the invoices are deemed unlikely to be collectible. The allowance also includes permanent placement falloffs of $287 as of December 31, 2020 and September 30, 2020 each.

Property and Equipment

Property and equipment are recorded at cost. Depreciation expense is calculated on a straight-line basis over estimated useful lives of five years for computer equipment and two to ten years for office equipment, furniture and fixtures. The Company capitalizes computer software purchased or developed for internal use and amortizes it over an estimated useful life of five years. The carrying value of property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that it may not be recoverable. If the carrying amount of an asset group is greater than its estimated future undiscounted cash flows, the carrying value is written down to the estimated fair value. There was no impairment of property and equipment for the three-month periods ended December 31, 2020 and 2019.

Leases

The Company determines if a contractual arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current operating lease liabilities, and noncurrent operating lease liabilities on the Company’s unaudited condensed consolidated balance sheet. The Company evaluates and classifies leases as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All the Company’s real estate leases are classified as operating leases. Also, the Company elected the practical expedient which allows aggregation of non-lease components with the related lease components when evaluating accounting treatment.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. The lease payments included in the present value are fixed lease payments. As most of the Company’s leases do not provide an implicit rate, the Company estimates its collateralized incremental borrowing rate, based on information available at the commencement date, in determining the present value of lease payments. The Company applies the portfolio approach in applying discount rates to its classes of leases. The operating lease ROU assets include any payments made before the commencement date. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company does not currently have subleases. The Company also does not currently have residual value guarantees or restrictive covenants in its leases.

Goodwill

The Company evaluates its goodwill for possible impairment as prescribed by ASU 2017-04, Intangibles — Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment at least annually and when one or more triggering events or circumstances indicate that the goodwill might be impaired. Under this guidance, annual or interim goodwill impairment testing is performed by comparing the estimated fair value of a reporting unit with its carrying amount. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the carrying value of goodwill. In testing for impairments, management applies one or more valuation techniques to estimate the fair values of the reporting units, individual assets or groups of individual assets, as required under the circumstances. These valuation techniques rely on assumptions and other factors, such as the estimated future cash flows, the discount rates used to determine the present value of associated cash flows, and the market comparable assumptions.

The Company allocates its goodwill among two reporting units, its Professional segment and its Commercial segment for purposes of evaluation for impairments. In determining the fair value of our two reporting units, we use one or a combination of commonly accepted valuation methodologies: 1) the income approach, which is based on the present value of discounted cash flows projected for the reporting unit or, in certain instances, capitalization of earnings, and 2) the market approach, which estimates a fair value based on an appropriate revenue and/or earnings multiple(s) derived from comparable companies. In applying our methods, we also use averages or medians to select assumptions derived from comparable companies or market data, and in the application of the income and/or market approaches if we determine that this will provide a more appropriate estimated fair value or range of fair value estimates of the reporting units. Changes to input assumptions and other factors used or considered in the analysis could result in materially different evaluations of goodwill impairment.

The Company considered and reviewed the recoverability of its goodwill during the three-month period ended December 31, 2020 and 2019 and determined that no impairment charge was necessary. In reaching its conclusion, management determined that no triggering events or other circumstances have occurred or changed since the Company’s most recent annual evaluation as of September 30, 2020, that indicate the carrying values of the Company’s reporting segments are lower than their respective fair values. Management also considered the Company’s market capitalization as recently reported on the NYSE American exchange and determined that when adjusted for the assumption of a reasonable control premium over exchange pricing, exceeded its consolidated net book value (consolidated stockholders’ equity) during the three-month period ended December 31, 2020 and 2019.

Fair Value Measurement

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurement”, which defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure. Under these provisions, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

The standard establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances when observable inputs are not available. The hierarchy is described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The fair value of the Company’s current assets and current liabilities approximate their carrying values due to their short-term nature. The fair value disclosures of the Company’s long-term liabilities approximate their respective fair values based on current yield for debt instruments with similar terms. Fair value measurements utilized in evaluating the Company’s goodwill and other intangible assets for impairments are measured at fair value on a non-recurring basis using principally Level 3 inputs.

Earnings and Loss per Share

Basic earnings and loss per share are computed by dividing net income or loss attributable to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings per share is computed giving effect to all potentially dilutive common shares. Potentially dilutive common shares may consist of incremental shares issuable upon the vesting of restricted shares granted but unissued, exercise of stock options and warrants and the conversion of notes payable and preferred stock to common stock. The dilutive effect of outstanding warrants and options is reflected in earnings per share by use of the treasury stock method. The dilutive effect of preferred stock is reflected in earnings per share by use of the if-converted method.

Common stock equivalents representing approximately 2,791 and 14,001 shares are excluded from the Company’s loss per share calculations for the three-month periods ended December 31, 2020 and 2019, respectively, because their effects are anti-dilutive.

Advertising Expenses

The Company expenses the costs of print and internet media advertising and promotions as incurred and reports these costs in selling, general and administrative expenses. For the three-month periods ended December 31, 2020 and 2019, advertising expense totaled $421 and $484, respectively.

Intangible Assets

Separately identifiable intangible assets held in the form of customer lists, non-compete agreements, customer relationships, management agreements and trade names were recorded at their estimated fair value at the date of acquisition and are amortized over their estimated useful lives ranging from two to ten years using both accelerated and straight-line methods.

Impairment of Long-lived Assets (other than Goodwill)

The Company recognizes an impairment of long-lived assets used in operations, other than goodwill, when events or circumstances indicate that the asset might be impaired and the estimated undiscounted cash flows to be generated by those assets over their remaining lives are less than the carrying amount of those items. The net carrying value of assets not recoverable is reduced to fair value, which is typically calculated using the discounted cash flow method. The Company did not recognize and record any impairments of long-lived assets used in operations during the three-month periods ended December 31, 2020 and 2019.

Stock-Based Compensation

The Company accounts for stock-based awards to employees in accordance with FASB ASC 718, “Compensation-Stock Compensation”, which requires compensation expense related to share-based transactions, including employee stock options, to be measured and recognized in the financial statements based on a determination of the fair value of the stock options. The grant date fair value is determined using the Black-Scholes-Merton (“Black-Scholes”) pricing model. For all employee stock options, we recognize expense on an accelerated basis over the employee’s requisite service period (generally the vesting period of the equity grant). The Company’s option pricing model requires the input of highly subjective assumptions, including the expected stock price volatility, expected term, and forfeiture rate. Any changes in these highly subjective assumptions significantly impact our stock-based compensation expense.

Options awarded to purchase shares of common stock issued to non-employees in exchange for services are accounted for as variable awards in accordance with FASB ASC 718, “Compensation-Stock Compensation”. Such options are valued using the Black-Scholes option pricing model.

See Note 11 for the assumptions used to calculate the fair value of stock-based employee and non-employee compensation. Upon the exercise of options, it is the Company’s policy to issue new shares rather than utilizing treasury shares.

Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than fifty (50) percent likely to be realized upon ultimate settlement with the related tax authority.

We recognize interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. As of December 31, 2020, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheet.

Segment Data

The Company provides direct hire placement services and temporary professional contract staffing services in the fields of information technology, finance, accounting and office (“FA&O”), engineering, and medical within its Professional Services segment, and temporary contract light industrial staffing within its Industrial Services segment. The Company’s revenues, cost of services and a substantial portion of its operating costs and expenses can be divided into these two reportable segments. Selling, general and administrative (“SG&A”) expenses, including substantially all corporate expenses, are not entirely allocated among Industrial and Professional Staffing Services. Operating results are regularly reviewed by the chief operating decision makers at each segment who make decisions about resources to be allocated to the segment and to assess its performance. Other factors, including type of business, type of employee, length of employment and revenue recognition are considered in determining the Company’s operating segments.

Reclassifications

Certain amounts in the prior period presentation have been reclassified to conform with the current presentation.

Basis of Presentation

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America and the rules of the United States Securities and Exchange Commission.

Liquidity

The primary sources of liquidity for the Company are revenues earned and collected from its clients for the placement of contractors and permanent employment candidates and borrowings available under the Senior Credit Agreement. Uses of liquidity include primarily the costs and expenses necessary to fund operations, including payment of compensation to the Company’s contract and permanent employees, payment of operating costs and expenses, payment of taxes, payment of interest and principal under its debt agreements, and capital expenditures.

The Company experienced net losses in fiscal 2020 and 2019, which also negatively impacted the Company’s ability to generate liquidity. During much of this period, the Company significantly restructured its operations, made significant cost reductions, including closing and consolidating unprofitable locations and eliminating underperforming personnel, implemented strategic management changes, and intensified focus on stabilizing the business and restoring profitable growth. As a result, management believes the Company had begun to see its operations and business stabilize.

In approximately mid-March 2020, the Company began to experience the severe negative effects of the economic disruptions resulting from the Coronavirus Pandemic (“COVID-19”). These have included abrupt reductions in demand for the Company’s primary sources of revenue, its temporary and direct hire placements, lost productivity due to business closings both by clients and at the Company’s own operating locations, and the significant disruptive impacts to many other aspects of normal operations. These effects have continued to be felt across all businesses, with the most severe impacts being felt in the commercial (light industrial) and finance, accounting and office clerical (FAO) end markets within the professional segment.

On June 30, 2020, the Company completed a financial restructuring and eliminated approximately $19,685 of its subordinated indebtedness and approximately $27,695 of its convertible preferred stock as required pursuant to the terms of Seventh Amendment, dated as of April 28, 2020, to the Revolving Credit, Term Loan and Security Agreement, dated as of March 31, 2017. The Company entered into a Repurchase Agreement for Preferred Stock and Subordinated Notes (the “Repurchase Agreement”), dated as of June 30, 2020 with Ronald R. Smith (“Mr. Smith”), Thrivent Financial for Lutherans (“Thrivent”), Madison Capital Funding LLC (“Madison”), Maurice R. Harrison IV (“Mr. Harrison”), Peter Langlois (“Mr. Langlois”), Vincent Lombardo (“Mr. Lombardo”) and Shane Parr (Mr. Parr, and collectively with Mr. Smith, Thrivent, Madison, Mr. Harrison, Mr. Langlois, and Mr. Lombardo), the “SNI Group Members” pursuant to which the SNI Group Members agreed to allow the Company to repurchase and settle all of the 9.5% Convertible Subordinated Notes (the “9.5% Notes”), Series B Convertible Preferred Stock, no par value (“Series B Preferred Stock”), 8% Convertible Subordinated Notes (“8% Notes”) and Series C 8% Cumulative Convertible Preferred Stock, no par value (“Series C Preferred Stock”) held by each of them as set forth below. All of the outstanding 9.5% Notes and all of the outstanding Series B Preferred Stock were held by SNI Group Members.

Management believes that the Company can generate adequate liquidity to meet its obligations for the foreseeable future assuming the negative economic effects of COVID-19 do not worsen, and that economic recovery continues.

As of September 30, 2020, the Company had cash of $14,074, which was an increase of $10,019 from $4,055 as of September 30, 2019. Net working capital as of September 30, 2020 was $13,351, as compared to net working capital of $8,534 for September 30, 2019.

Paycheck Protection Program Loan

Between April 29 and May 7, 2020, the Company obtained loans in the aggregate amount of $19,927 for its operating subsidiaries from BBVA USA (“BBVA”), as lender, pursuant to the Payroll Protection Plan (the “PPP”), which was established under the Coronavirus Aid, Relief, and Economic Security Act (“the CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). These funds were the only source of financing available to our companies and businesses and have been and continue to be critical to our ability to maintain operations, including the employment of our temporary and full-time employees, in order to produce and meet our foreseeable liquidity requirements in the midst of this continuing worldwide Coronavirus Pandemic. The Company accounted for the PPP Loans as a debt (See Note 9) in accordance with Accounting Standards Codification (“ASC”) Topic 470 Debt. Accordingly, the PPP Loans were recognized as current and noncurrent debt in the Company’s consolidated financial statements.

The Company, under the Coronavirus Aid, Relief, and Economic Security (CARES) Act, deferred paying $2,435 of applicable payroll taxes as of September 30, 2020, which is included in long-term liability in the consolidated financial statements. The deferred deposits of the employer’s share of Social Security tax must be paid to be considered timely (and avoid a failure to deposit penalty) by December 31, 2021, 50 percent of the eligible deferred amount, and the remaining amount by December 31, 2022.

Principles of Consolidation

The consolidated financial statements include the accounts and transactions of the Company and its wholly-owned subsidiaries. All significant inter-company accounts and transactions are eliminated in consolidation.

Use of Estimates

Management makes estimates and assumptions that can affect the amounts of assets and liabilities reported as of the date of the consolidated financial statements, as well as the amounts of reported revenues and expenses during the periods presented. Those estimates and assumptions typically involve expectations about events to occur subsequent to the balance sheet date, and it is possible that actual results could ultimately differ from the estimates.

Revenue Recognition

Revenues from contracts with customers are generated from direct hire placement services, temporary professional services staffing, and temporary light industrial staffing. Revenues are recognized when promised services are performed for customers, and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Our revenues are recorded net of variable consideration such as sales adjustments or allowances.

Direct hire placement service revenues from contracts with customers are recognized when employment candidates accept offers of employment, less a provision for estimated credits or refunds to customers as the result of applicants not remaining employed for the entirety of the Company’s guarantee period (referred to as “falloffs”). The Company’s guarantee periods for permanently placed employees generally range from 60 to 90 days from the date of hire. Fees associated with candidate placement are generally calculated as a percentage of the new employee’s annual compensation. No fees for permanent placement services are charged to employment candidates.

Temporary staffing service revenues from contracts with customers are recognized in amounts the Company has the right to invoice as the services are rendered by the Company’s temporary employees. The Company records temporary staffing revenue on a gross basis as a principal versus on a net basis as an agent in the presentation of revenues and expenses. The Company has concluded that gross reporting is appropriate because the Company controls the specified service before that service is performed for a customer. The Company has the risk of identifying and hiring qualified employees as Company employees (as opposed to client employees), has the discretion to select the employees and establish their price, and bears the risk for services that are not fully paid for by customers.

Falloffs and refunds during the period are reflected in the statements of operations as a reduction of placement service revenues and were approximately $1,375 in fiscal 2020 and $2,243 in fiscal 2019. Expected future falloffs and refunds are estimated and reflected in the consolidated balance sheet as a reduction of accounts receivable as described under Accounts Receivable, below.

See Note 15 for disaggregated revenues by segment.

Payment terms in our contracts vary by the type and location of our customer and the services offered. The terms between invoicing and when payments are due are not significant.

Cost of Contract Staffing Services

The cost of contract services includes the wages and the related payroll taxes, employee benefits and certain other employee-related costs of the Company’s contract service employees while they work on contract assignments.

Cash and Cash Equivalents

Highly liquid investments with a maturity of three months or less when purchased are considered to be cash equivalents. As of September 30, 2020, and September 30, 2019, there were no cash equivalents. Cash deposit accounts are maintained at financial institutions and, at times, balances may exceed federally insured limits guaranteed by the Federal Deposit Insurance Corporation. We have never experienced any losses related to these balances.

Accounts Receivable

The Company extends credit to its various customers based on evaluation of the customer’s financial condition and ability to pay the Company in accordance with the payment terms. An allowance for doubtful accounts is recorded as a charge to bad debt expense where collection is considered to be doubtful due to credit issues. An allowance for placement fall-offs also is recorded as a reduction of revenues for estimated losses due to applicants not remaining employed for the Company’s guarantee period. These allowances together reflect management’s estimate of the potential losses inherent in the accounts receivable balances, based on historical loss statistics and known factors impacting its customers. Management believes that the nature of the contract service business, wherein client companies are generally dependent on our contract employees in the same manner as permanent employees for their production cycles and the conduct of their respective businesses contributes to a relatively small accounts receivable allowance.

As of September 30, 2020, and September 30, 2019 allowance for doubtful accounts was $2,072 and $515, respectively. The Company charges off uncollectible accounts against the allowance once the invoices are deemed unlikely to be collectible. The allowance also includes permanent placement falloff reserves of $287 and $197 as of September 30, 2020 and September 30, 2019, respectively.

Property and Equipment

Property and equipment are recorded at cost. Depreciation expense is calculated on a straight-line basis over estimated useful lives of five years for computer equipment and two to ten years for office equipment, furniture and fixtures. The Company capitalizes computer software purchased or developed for internal use and amortizes it over an estimated useful life of five years. The carrying value of property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that it may not be recoverable. If the carrying amount of an asset group is greater than its estimated future undiscounted cash flows, the carrying value is written down to the estimated fair value. There was no impairment of property and equipment for fiscal 2020 and fiscal 2019.

Leases

The Company determines if a contractual arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current operating lease liabilities, and noncurrent operating lease liabilities on the Company’s consolidated balance sheet. The Company evaluates and classifies leases as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All the Company’s real estate leases are classified as operating leases.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. The lease payments included in the present value are fixed lease payments. As most of the Company’s leases do not provide an implicit rate, the Company estimates its collateralized incremental borrowing rate, based on information available at the commencement date, in determining the present value of lease payments. The Company applies the portfolio approach in applying discount rates to its classes of leases. The operating lease ROU assets include any payments made before the commencement date. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company does not currently have subleases. The Company does not currently have residual value guarantees or restrictive covenants in its leases.

Fair Value Measurement

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurement”, which defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure. Under these provisions, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

The standard establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The fair value of the Company’s current assets and current liabilities approximate their carrying values due to their short-term nature. The carrying value of the Company’s long-term liabilities represents their fair value based on level 3 inputs. The Company’s goodwill and other intangible assets are measured at fair value on a non-recurring basis using level 3 inputs, as discussed in Note 6.

Earnings and Loss per Share

Basic earnings and loss per share are computed by dividing net income or loss attributable to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings per share is computed giving effect to all potentially dilutive common shares. Potentially dilutive common shares may consist of incremental shares issuable upon the vesting of restricted shares granted but unissued, exercise of stock options and warrants and the conversion of notes payable and preferred stock to common stock. The dilutive effect of outstanding warrants and options is reflected in earnings per share by use of the treasury stock method. The dilutive effect of preferred stock is reflected in earnings per share by use of the if-converted method.

The weighted average dilutive incremental shares, or common stock equivalents, included in the calculations of dilutive shares were 6,356 for fiscal 2020. Common stock equivalents, which are excluded because their effect is anti-dilutive, were approximately 1,689 and 12,832 for the fiscal 2020 and 2019, respectively.

	September 30, 2020	September 30, 2019
Basic net income (loss) per share computation:
Net loss	$(14,347)	$(17,763)
Add: gain on redeemed preferred stock	24,475	-
Net income (loss) attributable to common stockholders	10,128	(17,763)
Weighted-average common shares outstanding	15,214	11,840
Basic net income (loss) per share	$0.67	$(1.50)

Diluted net income per share computation:
Net income (loss) attributable to common stockholders	10,128	(17,763)
Less: gain on redeemed preferred stock	(24,475)	-
Less: gain on extinguishment of convertible debt	(11,405)	-
Add: interest expense on convertible note	1,204	-
Diluted loss attributable to common stockholders	$(24,548)	$(17,763)
Weighted average common shares outstanding	15,214	11,840
Incremental shares attributable to the assumed conversion of preferred stock, convertible debt and exercise of outstanding stock options and warrants	6,356	-
Total adjusted weighted-average shares	21,570	11,840
Diluted net loss per share	$(1.14)	$(1.50)

For the fiscal 2019, in which net loss has been incurred, all potentially dilutive common shares are considered anti-dilutive and thus are excluded from the calculation.

Advertising Expenses

The Company expenses the costs of print and internet media advertising and promotions as incurred and reports these costs in selling, general and administrative expenses. Advertising expense totaled $1,913 and $2,322 for fiscal 2020 and fiscal 2019, respectively.

Goodwill

The Company evaluates its goodwill for possible impairment as prescribed by ASU 2017-04, Intangibles — Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment at least annually and when one or more triggering events or circumstances indicate that the goodwill might be impaired. Under this guidance, annual or interim goodwill impairment testing is performed by comparing the estimated fair value of a reporting unit with its carrying amount. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the carrying value of goodwill.

The Company performed annual goodwill impairment testing effective as of September 30, 2020, and allocates its goodwill among two reporting units, its Professional segment and its Commercial segment for purposes of evaluation for impairments. In determining the fair value of our two reporting units, we use one or a combination of commonly accepted valuation methodologies: 1) the income approach, which is based on the present value of discounted cash flows projected for the reporting unit or, in certain instances, capitalization of earnings, and 2) the market approach, which estimates a fair value based on an appropriate revenue and/or earnings multiple(s) derived from comparable companies. These valuation techniques on assumptions and other factors, such as the estimated future cash flows of our reporting units, the discount rate used to determine the present value of our cash flows and the market multiples of comparable companies utilized. In applying our methods, we also use averages or medians to select assumptions derived from comparable companies or market data, and in the application of the income and/or market approaches if we determine that this will provide a more appropriate estimated fair value or range of fair value estimates of the reporting units. Changes to input assumptions and other factors used or considered in the analysis could result in materially different evaluations of goodwill impairment.

As a result of the evaluation performed, the carrying value of its net assets exceeded the estimated fair value of the Company’s Professional segment as of September 30, 2020, while the estimated fair value of the Commercial segment exceeded its net carrying value. The outcome of this goodwill impairment test resulted in a non-cash charge for the impairment of goodwill of $8,850, which was recorded in the consolidated financial statements for fiscal 2020. For purposes of performing this goodwill impairment assessment, management applied the valuation techniques and assumptions to its Professional and Commercial segments as reporting units discussed above and also considered recent trends in the Company’s stock price, implied control or acquisition premiums, and other possible factors and their effects on estimated fair value of the Company’s reporting units.

Management also considered the Company’s market capitalization, as recently reported on the NYSE American exchange, in conducting its assessment, which has been lower than its consolidated net book value (consolidated stockholders’ equity). Management believes that the continuing declines in global economic and labor market conditions and other disruptions caused by the COVID-19 pandemic that have negatively impacted the Company’s business and operating results also are a contributing factor to the Company’s recent stock prices, market capitalization, and potentially, the value of its goodwill resulting, in part, in the non-cash impairment charge recognized during fiscal 2020. Management believes and expects that these conditions, including those impacting the Company, are improving and will continue to improve. However, there can be no assurance that the Company’s goodwill or other long-lived assets will not become impaired in the future.

The Company adopted ASU 2017-04 in 2019. Due to a previous sustained decline in the market capitalization of our common stock during the third quarter of 2019, we also performed a goodwill impairment test in accordance with the provisions of ASU 2017-04, and recognized a non-cash charge for the impairment of goodwill of $4,300 in fiscal 2019.

Intangible Assets

Separately identifiable intangible assets held in the form of customer lists, non-compete agreements, customer relationships, management agreements and trade names were recorded at their estimated fair value at the date of acquisition and are amortized over their estimated useful lives ranging from two to ten years using both accelerated and straight-line methods.

Impairment of Long-lived Assets (other than Goodwill)

The Company recognizes an impairment of long-lived assets used in operations, other than goodwill, when events or circumstances indicate that these assets might be impaired and the estimated undiscounted cash flows to be generated by those assets over their remaining lives are less than the carrying amount of those items. In the event the net carrying value of the Company’s long-lived assets are determined not to be recoverable, they are reduced to fair value, which is typically calculated using one or a combination of the relief from royalty method, the multiple of excess cash flow method, and/or other applicable adaptations of the discounted cash flow method. For purposes of testing the long-lived assets other than goodwill, long-lived assets are grouped and considered with other assets and liabilities within the Professional and Commercial segments. The Company did not record any impairments to its long-lived assets during fiscal 2020 and 2019.

Beneficial Conversion Feature

The Company evaluates embedded conversion features within a convertible instrument under ASC 815 Derivatives and Hedging to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require treatment under ASC 815, the instrument is evaluated under ASC 470-20 Debt with Conversion and Other Options for consideration of any beneficial feature.

The Company records a beneficial conversion feature (“BCF”) when the convertible instrument is issued with conversion features at fixed or adjustable rates that are below market value when issued. The BCF for convertible instruments is recognized and measured by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The intrinsic value is generally calculated at the commitment date as the difference between the conversion price and the fair value of the common stock or other securities into which the security is convertible, multiplied by the number of shares into which the security is convertible. If certain other securities are issued with the convertible security, the proceeds are allocated among the different components. The portion of the proceeds allocated to the convertible security is divided by the contractual number of the conversion shares to determine the effective conversion price, which is used to measure the BCF. The effective conversion price is used to compute the intrinsic value. The value of the BCF is limited to the basis that is initially allocated to the convertible security.

The BCF for the convertible instrument is recorded as a reduction, or discount, to the carrying amount of the convertible instrument equal to the fair value of the conversion feature. The discount is then amortized as interest or deemed dividends over the period from the date of the convertible instrument’s issuance to the earliest redemption date, provided that the convertible instrument is not currently redeemable but probable of becoming redeemable in the future. As a result of the settlement and conversion of the Company’s subordinated debt and preferred stock as of June 30, 2020, the Company charged off the remaining unamortized BCF associated with these instruments to interest expense and a gain was recognized from extinguishment of its convertible subordinated debt.

Stock-Based Compensation

The Company accounts for stock-based awards to employees in accordance with FASB ASC 718, “Compensation-Stock Compensation”, which requires compensation expense related to share-based transactions, including employee stock options, to be measured and recognized in the financial statements based on a determination of the fair value of the stock options. The grant date fair value is determined using the Black-Scholes-Merton (“Black-Scholes”) pricing model. For all employee stock options, we recognize expense on an accelerated basis over the employee’s requisite service period (generally the vesting period of the equity grant). The Company’s option pricing model requires the input of highly subjective assumptions, including the expected stock price volatility, expected term, and forfeiture rate. Any changes in these highly subjective assumptions significantly impact stock-based compensation expense.

Options awarded to purchase shares of common stock issued to non-employees in exchange for services are accounted for as variable awards in accordance with FASB ASC 718, “Compensation-Stock Compensation”. Such options are valued using the Black-Scholes option pricing model.

See Note 11 for the assumptions used to calculate the fair value of stock-based employee and non-employee compensation. Upon the exercise of options, it is the Company’s policy to issue new shares rather than utilizing treasury shares.

Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

We recognize and group interest and penalties, if any, with income tax expense in the accompanying consolidated statement of operations. As of September 30, 2020, and September 30, 2019, no material accrued interest or penalties are included on the related tax liability line in the consolidated balance sheet.

Reclassification

Certain reclassifications have been made to the financial statements as of and for the years ended September 30, 2020 to conform to the current year presentation with no effect on total expenses or net loss.

Segment Data

The Company provides the following distinctive services: (a) direct hire placement services, and (b) temporary professional contract services staffing in the fields of information technology, engineering, medical, and accounting, and (c) temporary contract light industrial staffing. The Company’s services can be divided into two reportable segments, Industrial Staffing Services and Professional Staffing Services. Selling, general and administrative expenses are not entirely allocated among the Industrial and Professional Staffing Services segments. Operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and to assess its performance. Other factors, including type of business, type of employees, length of employment and revenue recognition are considered in determining the Company’s operating segments.